Share Capital (Schedule Of Authorized Share Capital) (Parenthetical) (Detail)	Dec. 31, 2012 EUR (€)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 EUR (€)
Ordinary Shares, par value	€ 0.05		€ 0.05
Executive Shares, par value	€ 1.25	$ 1.25	€ 1.25
B Executive Share, par value	€ 0.05	$ 0.05	€ 0.05